Note 13 - Stock Warrants and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2012	1,503,997	$9.32
Issued	2,758,269	$0.72
Exercised	—	$—
Cancelled/expired	(156,250)	$(5.36)
Outstanding at December 31, 2012	4,106,016	$3.57
Issued	—	$—
Exercised	(472,222)	$(0.60)
Cancelled/expired	(235,749)	$(40.32)
Outstanding at December 31, 2012	3,398,045	$1.36